Schedule of Investments (unaudited)
January 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 91.8%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)(b)	3,079,656	$156,076,966
Total Investment Companies (Cost: $155,628,891)		156,076,966
Short-Term Securities
Money Market Funds — 33.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(a)(c)(d)	44,390,140	44,412,335
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(c)	12,960,000	12,960,000
Total Short-Term Securities — 33.7% (Cost: $57,371,817)		57,372,335
Total Investments in Securities — 125.5% (Cost: $213,000,708)		213,449,301
Liabilities in Excess of Other Assets — (25.5)%		(43,368,356)
Net Assets — 100.0%		$170,080,945

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,015,058	$22,397,277 (a)	$—	$511	$(511)	$44,412,335	44,390,140	$22,183 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,980,000	6,980,000 (a)	—	—	—	12,960,000	12,960,000	87,725	—
iShares 10+ Year Investment Grade Corpo- rate Bond ETF	121,391,669	41,047,554	(4,605,498)	183,869	(1,940,628)	156,076,966	3,079,656	1,566,114	—
				$184,380	$(1,941,139)	$213,449,301		$1,676,022	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.46%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/08/26	USD	1,000	$(674)	$—	$(674)
4.74%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/12/26	USD	700	(2,520)	1	(2,521)
2.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/04/27	USD	500	6,949	2	6,947

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.48%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/15/27	USD	2,335	$106,992	$17,323	$89,669
3.24%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/11/28	USD	700	1,985	3	1,982
3.24%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/16/28	USD	300	922	1	921
3.21%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/16/28	USD	1,506	6,819	11	6,808
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/08/29	USD	500	(3,936)	3	(3,939)
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/06/29	USD	600	(5,514)	3	(5,517)
4.18%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/10/29	USD	200	(4,650)	1	(4,651)
4.22%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/24/29	USD	100	(2,520)	1	(2,521)
3.74%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/31/29	USD	200	(2,075)	1	(2,076)
4.03%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/02/30	USD	500	(10,532)	4	(10,536)
4.11%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/20/30	USD	200	(4,904)	2	(4,906)
3.59%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/21/30	USD	300	(1,328)	2	(1,330)
3.55%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/08/30	USD	221	(570)	2	(572)
0.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/19/30	USD	2,190	260,271	(24,640)	284,911
3.39%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/22/30	USD	1,000	5,723	9	5,714
2.10%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/04/32	USD	2,230	187,225	25	187,200
3.69%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/21/32	USD	200	(763)	2	(765)
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/08/32	USD	164	(127)	2	(129)
3.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/16/32	USD	344	6,019	5	6,014
3.34%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/24/32	USD	401	7,629	5	7,624
3.56%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/15/32	USD	1,300	8,028	18	8,010
3.56%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/18/32	USD	1,150	7,146	16	7,130
3.37%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/22/33	USD	200	4,256	2	4,254
3.53%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/16/33	USD	100	1,124	1	1,123
3.51%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/05/34	USD	1,100	17,327	16	17,311
3.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/08/34	USD	500	4,446	8	4,438
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/34	USD	250	1,421	3	1,418
3.74%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/24/34	USD	300	3	5	(2)
3.66%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/06/34	USD	300	1,605	4	1,601

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.73%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/08/34	USD	200	$195	$3	$192
3.24%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/20/34	USD	200	8,034	3	8,031
3.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/34	USD	500	983	8	975
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/31/34	USD	300	223	5	218
3.82%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/14/35	USD	400	(39)	6	(45)
3.81%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/21/35	USD	400	94	7	87
3.69%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/02/35	USD	200	2,256	3	2,253
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/08/35	USD	121	296	2	294
3.51%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/12/35	USD	300	7,975	5	7,970
3.53%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/16/35	USD	510	12,926	9	12,917
3.63%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/07/35	USD	544	9,455	9	9,446
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/08/35	USD	138	1,938	2	1,936
3.57%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/16/35	USD	1,099	24,946	19	24,927
3.56%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/35	USD	464	10,694	8	10,686
3.79%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/08/36	USD	350	1,971	6	1,965
3.81%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/36	USD	2,000	8,518	34	8,484
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/14/36	USD	983	2,669	17	2,652
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/20/36	USD	300	695	5	690
3.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/22/36	USD	1,900	(7,552)	33	(7,585)
1.75%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/17/36	USD	9,285	1,703,229	(429,913)	2,133,142
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/08/38	USD	1,000	21,912	18	21,894
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/11/38	USD	600	16,476	11	16,465
3.54%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/05/39	USD	1,800	87,680	34	87,646
3.64%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/08/39	USD	800	30,574	16	30,558
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/10/39	USD	200	7,050	4	7,046
3.70%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/39	USD	150	4,896	3	4,893
3.73%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/01/39	USD	200	5,930	3	5,927
3.73%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/12/39	USD	100	2,998	2	2,996
3.49%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/20/39	USD	300	17,452	6	17,446

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.43%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/07/39	USD	200	$13,041	$4	$13,037
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/39	USD	700	16,813	14	16,799
3.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/29/40	USD	80	1,451	1	1,450
3.95%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/07/40	USD	200	2,719	4	2,715
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/02/40	USD	280	6,072	5	6,067
3.75%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/12/40	USD	110	4,042	2	4,040
3.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/16/40	USD	450	16,421	9	16,412
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/22/40	USD	193	5,590	4	5,586
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/06/40	USD	400	11,579	8	11,571
3.85%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/07/40	USD	301	7,957	7	7,950
3.90%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/08/40	USD	254	5,452	6	5,446
3.89%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/40	USD	600	13,546	12	13,534
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/16/40	USD	864	28,130	19	28,111
3.79%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/27/40	USD	388	13,182	8	13,174
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/40	USD	513	17,684	10	17,674
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/40	USD	227	6,786	4	6,782
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/03/40	USD	538	9,817	11	9,806
3.98%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/09/40	USD	416	5,423	9	5,414
4.05%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/08/41	USD	1,000	5,587	21	5,566
4.02%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/09/41	USD	1,250	11,093	26	11,067
4.05%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/41	USD	1,000	4,573	21	4,552
4.06%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/14/41	USD	1,500	5,407	32	5,375
4.10%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/21/41	USD	298	(1)	6	(7)
4.08%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/28/41	USD	1,500	2,951	31	2,920
4.08%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/29/41	USD	228	388	518	(130)
1.95%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/10/41	USD	12,427	3,086,257	(1,031,314)	4,117,571
3.47%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/25/43	USD	200	17,740	5	17,735
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/03/43	USD	100	6,506	2	6,504
3.73%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/08/43	USD	1,800	98,148	46	98,102

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/11/43	USD	400	$24,838	$11	$24,827
3.81%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/15/43	USD	200	9,134	5	9,129
3.87%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/18/43	USD	100	3,794	(186)	3,980
3.52%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/05/44	USD	1,600	134,144	42	134,102
3.62%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/08/44	USD	800	56,464	21	56,443
3.64%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/10/44	USD	200	13,726	5	13,721
3.68%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/44	USD	280	17,734	7	17,727
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/24/44	USD	600	30,597	16	30,581
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/01/44	USD	200	11,729	5	11,724
3.79%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/07/44	USD	300	14,834	8	14,826
3.81%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/14/44	USD	200	9,514	5	9,509
3.71%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/12/44	USD	100	6,061	2	6,059
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/15/44	USD	200	10,285	5	10,280
3.85%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/28/44	USD	600	25,394	16	25,378
3.49%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/20/44	USD	270	24,786	7	24,779
3.43%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/02/44	USD	200	19,940	5	19,935
3.38%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/03/44	USD	400	42,425	11	42,414
3.63%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/44	USD	200	14,751	5	14,746
3.82%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/44	USD	750	36,212	20	36,192
3.84%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/31/44	USD	300	13,970	8	13,962
3.89%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/12/44	USD	300	11,759	8	11,751
4.02%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/07/45	USD	300	7,071	8	7,063
3.94%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/07/45	USD	300	10,389	9	10,380
4.01%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/14/45	USD	10	256	—	256
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/29/45	USD	400	13,018	11	13,007
4.00%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/07/45	USD	300	7,865	8	7,857
4.14%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/15/45	USD	400	3,199	11	3,188
4.16%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/05/45	USD	219	1,196	6	1,190
4.08%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/23/45	USD	100	1,612	2	1,610

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/02/45	USD	270	$8,857	$7	$8,850
4.05%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/08/45	USD	350	7,428	9	7,419
4.06%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/08/45	USD	222	4,308	6	4,302
4.03%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/15/45	USD	200	4,606	6	4,600
3.87%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/12/45	USD	180	8,222	5	8,217
3.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/16/45	USD	450	20,821	12	20,809
3.85%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/18/45	USD	158	7,663	4	7,659
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/22/45	USD	359	13,485	10	13,475
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/06/45	USD	600	22,681	17	22,664
3.95%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/07/45	USD	332	11,661	9	11,652
3.99%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/08/45	USD	336	9,658	9	9,649
3.98%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/45	USD	700	21,165	19	21,146
3.90%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/16/45	USD	668	28,064	18	28,046
3.84%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/24/45	USD	451	22,741	12	22,729
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/27/45	USD	366	16,052	10	16,042
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/45	USD	659	29,546	18	29,528
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/10/45	USD	300	9,924	9	9,915
3.94%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/45	USD	469	17,171	13	17,158
4.04%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/03/45	USD	940	21,109	26	21,083
4.09%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/09/45	USD	394	6,283	11	6,272
4.11%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/10/45	USD	900	11,587	25	11,562
4.09%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/15/45	USD	700	11,074	19	11,055
4.12%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/18/45	USD	750	8,599	21	8,578
4.16%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/07/46	USD	3,800	25,932	106	25,826
4.20%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/21/46	USD	1,486	1,248	41	1,207
4.18%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/29/46	USD	757	2,527	2,451	76
1.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/24/46	USD	4,300	1,565,855	(130,883)	1,696,738
1.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/12/46	USD	1,900	753,475	46	753,429
1.44%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/10/46	USD	1,550	604,497	44	604,453

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/27/48	USD	70	$8,557	$2	$8,555
3.63%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/08/48	USD	1,900	167,057	58	166,999
3.44%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/05/49	USD	1,700	199,523	52	199,471
3.54%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/08/49	USD	750	76,343	23	76,320
3.52%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/09/49	USD	300	31,793	9	31,784
3.56%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/10/49	USD	200	19,826	6	19,820
3.60%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/49	USD	180	16,789	5	16,784
3.70%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/19/49	USD	300	23,533	9	23,524
3.64%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/01/49	USD	200	17,400	6	17,394
3.60%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/06/49	USD	300	28,105	9	28,096
3.62%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/12/49	USD	250	22,787	8	22,779
3.42%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/20/49	USD	320	39,385	10	39,375
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/20/49	USD	400	58,006	12	57,994
3.34%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/24/49	USD	200	27,017	6	27,011
3.33%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/03/49	USD	130	17,711	5	17,706
3.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/07/49	USD	200	25,210	6	25,204
3.57%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/49	USD	250	25,114	8	25,106
3.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/49	USD	600	43,114	19	43,095
4.04%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/13/50	USD	300	9,090	10	9,080
3.95%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/02/50	USD	300	13,149	10	13,139
4.04%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/08/50	USD	350	10,604	11	10,593
4.05%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/08/50	USD	129	3,710	4	3,706
4.04%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/15/50	USD	200	6,044	6	6,038
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/12/50	USD	100	5,413	3	5,410
3.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/18/50	USD	687	39,644	22	39,622
3.94%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/22/50	USD	209	9,477	6	9,471
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/06/50	USD	200	9,245	6	9,239
3.95%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/07/50	USD	289	12,510	9	12,501
3.99%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/50	USD	700	26,246	23	26,223

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.90%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/16/50	USD	543	$27,593	$18	$27,575
3.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/17/50	USD	219	10,891	7	10,884
3.84%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/24/50	USD	235	14,165	8	14,157
3.89%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/27/50	USD	398	21,126	13	21,113
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/50	USD	738	40,097	24	40,073
3.97%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/10/50	USD	300	12,234	9	12,225
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/50	USD	246	10,591	8	10,583
4.06%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/03/50	USD	1,124	30,333	36	30,297
4.11%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/09/50	USD	345	6,602	11	6,591
4.21%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/06/51	USD	3,436	12,740	111	12,629
4.18%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/07/51	USD	550	4,179	18	4,161
4.20%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/51	USD	200	1,113	7	1,106
4.20%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/20/51	USD	700	3,884	23	3,861
4.20%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/28/51	USD	2,000	10,131	65	10,066
2.04%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/07/51	USD	11,085	3,812,777	(1,503,067)	5,315,844
3.18%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/06/53	USD	300	51,243	1,016	50,227
3.22%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/05/53	USD	200	33,111	7	33,104
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/07/53	USD	200	31,354	7	31,347
3.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/27/53	USD	100	15,494	4	15,490
3.42%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/03/53	USD	100	13,261	3	13,258
3.53%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/08/53	USD	1,400	159,758	48	159,710
3.48%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/11/53	USD	100	12,207	3	12,204
3.59%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/15/53	USD	200	20,828	7	20,821
3.64%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/18/53	USD	150	14,392	(249)	14,641
3.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/31/53	USD	200	20,131	7	20,124
3.75%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/53	USD	120	9,474	5	9,469
3.36%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/05/54	USD	1,300	186,074	45	186,029
3.46%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/08/54	USD	550	69,643	19	69,624
3.44%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/09/54	USD	200	26,019	7	26,012

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.48%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/10/54	USD	150	$18,511	$5	$18,506
3.52%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/54	USD	130	15,184	4	15,180
3.62%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/19/54	USD	300	29,788	10	29,778
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/23/54	USD	300	28,549	10	28,539
3.62%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/24/54	USD	200	19,975	7	19,968
3.56%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/01/54	USD	200	21,981	7	21,974
3.51%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/06/54	USD	200	23,557	7	23,550
3.62%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/07/54	USD	400	39,838	13	39,825
3.71%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/16/54	USD	350	29,773	12	29,761
3.51%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/08/54	USD	200	23,788	7	23,781
3.53%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/12/54	USD	150	17,247	5	17,242
3.60%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/15/54	USD	150	15,534	5	15,529
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/28/54	USD	350	32,059	12	32,047
3.33%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/20/54	USD	350	51,951	12	51,939
3.20%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/20/54	USD	300	51,469	10	51,459
3.26%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/24/54	USD	250	40,073	9	40,064
3.31%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/02/54	USD	150	22,920	6	22,914
3.26%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/03/54	USD	150	24,127	5	24,122
3.33%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/05/54	USD	200	29,775	7	29,768
3.49%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/54	USD	250	30,590	9	30,581
3.68%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/54	USD	600	54,493	21	54,472
3.69%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/31/54	USD	200	17,779	7	17,772
3.73%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/12/54	USD	200	16,288	7	16,281
3.57%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/06/54	USD	350	38,433	12	38,421
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/07/55	USD	300	20,913	10	20,903
3.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/24/55	USD	250	19,292	9	19,283
3.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/14/55	USD	310	16,238	11	16,227
3.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/29/55	USD	250	15,084	9	15,075
3.92%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/07/55	USD	100	4,978	4	4,974

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.98%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/13/55	USD	200	$8,078	$7	$8,071
4.06%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/15/55	USD	500	13,684	18	13,666
4.00%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/23/55	USD	100	3,623	4	3,619
3.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/02/55	USD	420	22,011	15	21,996
4.00%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/08/55	USD	280	10,519	10	10,509
3.97%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/11/55	USD	300	12,558	(373)	12,931
4.00%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/15/55	USD	350	12,776	12	12,764
3.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/12/55	USD	200	12,205	7	12,198
3.85%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/16/55	USD	250	15,745	9	15,736
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/18/55	USD	401	26,277	14	26,263
3.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/22/55	USD	250	13,064	9	13,055
3.90%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/06/55	USD	360	19,203	13	19,190
3.92%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/07/55	USD	195	9,820	6	9,814
3.97%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/08/55	USD	231	9,686	8	9,678
3.96%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/09/55	USD	500	21,858	18	21,840
3.87%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/16/55	USD	348	20,217	12	20,205
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/17/55	USD	282	15,974	10	15,964
3.81%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/24/55	USD	211	14,467	8	14,459
3.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/27/55	USD	286	17,415	10	17,405
3.85%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/29/55	USD	530	32,993	19	32,974
3.94%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/10/55	USD	400	18,959	14	18,945
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/55	USD	222	10,776	8	10,768
4.03%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/03/55	USD	701	21,759	25	21,734
4.08%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/09/55	USD	545	12,113	19	12,094
4.14%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/30/55	USD	480	6,116	17	6,099
4.12%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/31/55	USD	1,000	15,984	36	15,948
4.14%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/09/56	USD	911	11,486	33	11,453
4.17%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/56	USD	2,800	18,268	100	18,168

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.24%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/22/56	USD	100	$(474)	$4	$(478)
4.21%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/30/56	USD	605	472	22	450
								$16,729,207	$(3,096,130)	$19,825,337
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$156,076,966	$—	$—	$156,076,966
Short-Term Securities
Money Market Funds	57,372,335	—	—	57,372,335
	$213,449,301	$—	$—	$213,449,301
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$19,873,721	$—	$19,873,721
Liabilities
Interest Rate Contracts	—	(48,384)	—	(48,384)
	$—	$19,825,337	$—	$19,825,337

(a)	Derivative financial instruments are swaps futures contracts. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate